Financial Instruments - Financial derivatives - Hedging derivative financial instruments (Details) € in Thousands, $ in Millions		12 Months Ended
	Oct. 05, 2021 EUR (€) item	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jun. 28, 2022 EUR (€)	Jun. 28, 2022 USD ($)	Oct. 05, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Number of cross currency interest-rate swap | item	3
Nominal value		€ 4,638,444	€ 4,697,462	€ 2,675,000
Loans received		4,041,522	3,707,053
Net finance cost		(442,941)	(277,799)	€ (177,669)
Initial balance		34,923	4,431
Business combination		(1,255)
Changes in fair value recognized in equity		(4,757)	3,130
Transfer to profit or loss		12,552	1,895
Transfer to profit or loss - translation differences		32,954	3
Tax effect		6,170
Collections / Payments		(15,172)	(597)
Ending balance		34,923	4,431
Derivatives Instrument
Disclosure of detailed information about financial instruments [line items]
Net finance cost		€ (2,407)	€ (280)
Currency swap contract
Disclosure of detailed information about financial instruments [line items]
Nominal value	€ 500
Currency swap contract | Euros | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Loans received	€ 431,600				€ 194,000
Interest rate	3.78%				3.1046%	3.1046%	3.78%
Currency swap contract | US Dollar | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal value | $						$ 205
Interest rate					4.75%	4.75%
Loans given | $						$ 205	$ 500
Nominal interest rate for loans given	4.75%